Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0002052411
Registrant Name	FT Vest Total Return Income Fund: Series B1
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES